Trade receivables - Additional informations (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade receivables
Total trade receivables	¥ 779,458	¥ 998,036
Up to 1 year
Trade receivables
Total trade receivables	694,157	932,479
1 to 2 years
Trade receivables
Total trade receivables	55,187	42,752
2 to 3 years
Trade receivables
Total trade receivables	21,103	13,857
Above 3 years
Trade receivables
Total trade receivables	¥ 9,011	¥ 8,948